Debt (Unsecured Credit Facilities Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 16, 2013	Mar. 31, 2014	Dec. 31, 2015	Oct. 31, 2014	Sep. 30, 2014	Oct. 31, 2013
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity			$ 35,649,883,000
Undrawn amount, available for drawdown under the facility			$ 6,689,395,000
Asia Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity				$ 300,000,000		$ 180,000,000
Credit facility maximum borrowing capacity						$ 250,000,000
Credit facility, term			5 years
Asia Revolving Credit Facility [Member] | Revolving Period [Member]
Line of Credit Facility [Line Items]
Credit facility, term			3 years
Spread over reference rate			1.95%
Asia Revolving Credit Facility [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Credit facility, term			2 years
Asia Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates			33.00%
Asia Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of balance to be repaid on specific dates			67.00%
Asia Revolving Credit Facility [Member] | Interest Rate During First Year [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over reference rate			2.25%
Asia Revolving Credit Facility [Member] | Interest Rate During Second Year [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
Spread over reference rate			2.50%
Citi Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility, current borrowing capacity		$ 2,750,000,000		$ 2,955,000,000	$ 2,925,000,000
Credit facility, term		4 years
Spread over reference rate			2.25%
Citi Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facility maximum borrowing capacity		$ 4,000,000,000
AIG Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facility maximum borrowing capacity	$ 1,000,000,000
Credit facility, term	5 years
Maturity date of facility			May 01, 2019
AIG Revolving Credit Facility [Member] | Interest Rate Option 1 [Member]
Line of Credit Facility [Line Items]
Spread over reference rate			3.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2 [Member]
Line of Credit Facility [Line Items]
Stated interest rate			2.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2(x) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate			0.50%
AIG Revolving Credit Facility [Member] | Interest Rate Option 2(z) [Member]
Line of Credit Facility [Line Items]
Spread over reference rate			1.00%
Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity			$ 19,022,823,000
Undrawn amount, available for drawdown under the facility			4,075,000,000
Asia Revolving Credit Facility [Member] | Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity			575,000,000
Undrawn amount, available for drawdown under the facility			575,000,000
Citi Revolving Credit Facility [Member] | Unsecured Debt [Member]
Line of Credit Facility [Line Items]
Long Term Debt Composed Of Either Debt Instrument Face Amount Or Line Of Credit Facility Current Borrowing Capacity			3,000,000,000
Undrawn amount, available for drawdown under the facility			$ 3,000,000,000